Asset Retirement Obligations - Schedule of Provision for Asset Retirement Obligations (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of period	$ 506,648	$ 457,083
Additions	63,770	3,250
Accretion	14,667	26,926
Plugging costs	(3,587)	(5,961)
Divestitures	0	(17,300)
Revisions to estimate	(65,407)	42,650
Balance at end of period	516,091	506,648
LESS: Current asset retirement obligations	5,156	5,402
Non-current asset retirement obligations	510,935	501,246
Increase (decrease) in liability	(65,407)	42,650
Increase (decrease) attributable to change in discount rate	$ (65,407)	27,830
Increase (decrease) attributable to change in cost revisions		16,059
Increase (decrease) attributable to change in timing		$ (1,239)